Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
C000009518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis New York Venture Fund (Class C) — With CDSC
Accumulated Value	[1]	$ 10,000		$ 9,981	$ 11,895	$ 13,728	$ 13,487	$ 13,275	$ 18,518	$ 15,100	$ 18,427	$ 22,036	$ 24,854
C000009516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis New York Venture Fund (Class A) — With sales charge
Accumulated Value	[2]	9,525		9,582	11,509	13,380	13,253	13,149	18,491	15,205	18,708	22,372	25,232
C000009520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis New York Venture Fund (Class R)
Accumulated Value		500,000		501,314	600,513	696,292	687,657	680,392	953,926	781,991	960,595	1,145,252	1,287,971
C000009519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis New York Venture Fund (Class Y)
Accumulated Value		5,000,000		5,040,762	6,072,201	7,079,649	7,028,404	6,990,066	9,854,416	8,121,360	10,018,583	12,011,212	13,581,916
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Accumulated Value		10,000		10,561	12,255	14,245	15,383	17,223	23,501	22,411	25,329	30,939	35,991
Standard And Poor s 500 C000009519 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000		5,280,500	6,127,492	7,122,597	7,691,692	8,611,619	11,750,554	11,205,328	12,664,262	15,469,396	17,995,548
Standard And Poor s 500 C000009520 Index [Member]
Account Value [Line Items]
Accumulated Value		500,000		528,050	612,749	712,260	769,169	861,162	1,175,055	1,120,533	1,266,426	1,546,940	1,799,555
Russell 1000 Value C000009520 Index [Member]
Account Value [Line Items]
Accumulated Value		500,000		526,923	599,444	656,631	690,760	649,236	904,542	891,620	965,461	1,108,345	1,205,802
Russell 1000 Value C000009519 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000		5,269,235	5,994,439	6,566,311	6,907,602	6,492,364	9,045,418	8,916,204	9,654,615	11,083,446	12,058,023
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Accumulated Value		$ 10,000		$ 10,538	$ 11,989	$ 13,133	$ 13,815	$ 12,985	$ 18,091	$ 17,832	$ 19,309	$ 22,167	$ 24,116

[1]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[2]	Reflects 4.75% front-end sales charge.